Cover	6 Months Ended
Jan. 31, 2026
Cover [Abstract]
Entity Registrant Name	QUARTZ MOUNTAIN RESOURCES LTD.
Entity Central Index Key	0000811522
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Document Period End Date	Jan. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Entity Address Address Line 1	14th Floor
Entity Address Address Line 2	1040 W. Georgia Street
Entity Address City Or Town	Vancouver
Entity Address Postal Zip Code	V6E 4H1